Subordinated loans - Schedule of Changes In Subordinated Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Opening balance		€ 15,968	[1]	€ 17,223
Effect Of Changes In Accounting Policy		241
New issuances	[2]	1,859		2,331		€ 2,070
Repayments	[2]	(4,646)		(2,343)		(1,042)
Exchange rate differences and other		302		(1,243)
Closing balance		€ 13,724	[1]	€ 15,968	[1]	€ 17,223

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.